Income Taxes - Additional Information (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 66,100,000	$ 66,100,000	$ 66,100,000
Interest and penalties accrued	$ 0	$ 0	$ 0